CASH AND CASH EQUIVALENTS - Time deposits (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalent [Line items]
Time Deposit	$ 10,616,688	$ 1,879
Banco Santander 2.52 percent 12-29-2017 | Chilean Peso
Cash and cash equivalent [Line items]
Principal	$ 7,500,000
Annual rate	2.52%
Time Deposit	$ 7,516,275
Banco Santander 2.40 Percent 2,700,000 Principal Amount 12-29-2017 | Chilean Peso
Cash and cash equivalent [Line items]
Principal	$ 2,700,000
Annual rate	2.40%
Time Deposit	$ 2,700,360
Banco Santander 2.40 Percent 400,000 Principal Amount 12-29-2017 | Chilean Peso
Cash and cash equivalent [Line items]
Principal	$ 400,000
Annual rate	2.40%
Time Deposit	$ 400,053
Banco Galicia, 12/7/2016 | Argentine Peso
Cash and cash equivalent [Line items]
Principal		$ 1,853
Annual rate		17.00%
Time Deposit		$ 1,879